Other Expense, Net	12 Months Ended
Dec. 26, 2015
Other Income and Expenses [Abstract]
Other Expense, Net
Other Expense, Net
Other expense, net consisted of the following (in thousands):

	Fiscal Year Ended
	December 26, 2015	December 27, 2014	December 28, 2013
Interest income	72	86	47
Interest expense	(3)	(43)	(17)
Other expense, net	(1,308)	(3,899)	(321)
Total other expense, net	$(1,239)	$(3,856)	$(291)